Consolidated Statement of Equity (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Stockholders' Equity [Abstract]
Foreign currency translation adjustments, income tax expense	$ 21	$ 10	$ 1
Cash flow hedging derivatives, income tax expense			28
Unrealized loss on investment, income tax benefit			9
Reclassification adjustment for gain recognized in net income, tax benefit			$ 33